Deposits (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Summary of Deposits

	As at
	January 31, 2026					October 31 2025
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing		Payable on a fixed date (3)	Total	Total
Personal	$36,114	$11,355	$124,376	$123,354	$295,199	$301,718
Business and government	194,274	33,241	74,030	329,830	631,375	627,667
Financial institutions	7,870	1,319	3,570	32,349	45,108	36,894
	$238,258	$45,915	$201,976	$485,533	$971,682	$966,279
Recorded in:
Canada	$164,694	$24,408	$181,618	$329,304	$700,024	$692,600
United States	40,826	136	9,365	54,679	105,006	101,495
United Kingdom	–	–	378	41,529	41,907	34,046
Mexico	13,423	7,800	–	17,463	38,686	39,091
Peru	11,874	8	1,825	6,487	20,194	19,917
Chile	1,548	5,831	149	16,779	24,307	23,135
Colombia	–	–	–	–	–	10,408
Other International	5,893	7,732	8,641	19,292	41,558	45,587
Total (4)	$238,258	$45,915	$201,976	$485,533	$971,682	$966,279
(1)	Deposits payable on demand include all deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank ma y require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)
Deposits denominated in U.S. dollars amount to $310,021 (October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,881 (October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $35,542 (October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,665 (October 31, 2025 – $117,530).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2026	$59,932	$32,509	$59,105	$107,238	$18,267	$277,051
As at October 31, 2025	$54,287	$37,607	$57,519	$109,573	$15,165	$274,151
(1)	The majority of foreign term deposits are in excess of $100,000.